UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/29/2012

Date of reporting period:	5/31/2011

Item 1. Schedule of Investments

Prudential Floating Rate Income Fund

Schedule of Investments

as of May 31, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.2%
BANK LOANS(a) — 85.5%
Aerospace & Defense — 2.3%
Hawker Beechcraft, Inc.	Caa1	0.207%	03/26/14	$ 15	$ 12,777
Hawker Beechcraft, Inc.	Caa1	2.223%	03/26/14	235	206,629
Tasc, Inc.	Ba2	4.500%	12/18/15	100	100,023
Wesco Aircraft Hardware Corp.	Ba3	4.250%	04/07/17	312	314,340

					633,769

Airlines — 2.2%
Delta Air Lines, Inc.	Ba2	4.250%	03/07/16	500	496,094
Delta Air Lines, Inc.	Ba2	5.500%	04/20/17	100	98,938

					595,032

Automotive — 1.8%
Chrysler LLC	Ba2	4.980%	05/24/17	500	497,106

Building Materials & Construction — 1.9%
Atrium Cos., Inc.	B3	7.000%	04/30/16	274	272,934
Summit Materials Cos. I LLC	B2	6.500%	12/31/15	249	249,531

					522,465

Cable — 0.5%
Knology, Inc.	B1	4.000%	08/18/17	150	149,813

Capital Goods — 3.6%
Aquilex Holdings, Inc.	Ba3	6.000%	04/01/16	250	249,063
Belfor USA Group, Inc.	Ba2	4.500%	04/30/17	450	454,500
Sensus USA, Inc.	Ba3	4.750%	05/09/17	300	301,125

					1,004,688

Chemicals — 4.7%
Houghton International, Inc.	B1	6.750%	01/31/16	500	502,813
Nexeo Solutions LLC	B1	5.000%	09/08/17	300	299,906
Nusil Tech	B1	5.250%	04/07/17	247	247,535
Univar, Inc.	B2	5.000%	06/30/17	249	248,617

					1,298,871

Consumer — 5.4%
Acosta, Inc.	Ba3	4.750%	03/01/18	300	300,300
Mood Media Corp.	B1	7.000%	05/04/18	75	74,625
Realogy Corp.	B1	4.540%	10/10/16	229	212,397
Realogy Corp.	B1	4.540%	10/10/16	21	19,919
Revlon Consumer Products Corp.	Ba3	4.750%	11/19/17	225	225,281
Travelport, Inc.	Ba3	4.757%	08/23/15	176	169,302
Visant Corp.	Ba3	5.250%	12/22/16	500	500,125

					1,501,949

Electric — 3.0%
AES Corp.	Ba1	0.000(b)	05/31/18	450	449,578
Calpine Corp.	B1	4.500%	04/01/18	250	250,500
Texas Competitive Electric Holdings Co. LLC	B2	4.738%	10/10/17	144	113,781

					813,859

Energy — Other — 0.9%
Frac Tech Services LLC	B2	6.250%	05/06/16	221	220,745
Frac Tech Services LLC	B2	6.250%	05/06/16	29	29,433

					250,178

Foods — 7.3%
Del Monte Foods Co.	Ba3	4.500%	03/08/18	500	499,841
Dunkin Brands, Inc.	B2	4.250%	11/23/17	499	499,062
JBS USA LLC	Ba3	4.250%	05/25/18	275	274,828
Pierre Foods, Inc.	B1	7.000%	09/30/16	249	250,724
SUPERVALU	Ba3	3.773%	04/29/18	500	494,514

					2,018,969

Gaming — 5.3%
Ameristar Casinos, Inc.	Ba3	4.000%	04/13/18	250	251,070
Harrahs Operating Co., Inc.	B3	3.274%	01/28/15	498	463,805
Isle of Capri Casinos, Inc.	Ba3	4.750%	03/25/17	249	250,514
Las Vegas Sands LLC	Ba3	3.000%	11/23/16	208	204,006
Las Vegas Sands LLC	Ba3	3.000%	11/23/16	42	41,028
Venetian Macau Ltd.	Ba3	4.720%	05/25/13	158	157,076

Venetian Macau Ltd.	Ba3	4.720%	05/25/12	91	90,900

					1,458,399

Healthcare & Pharmaceutical — 10.9%
Biomet, Inc.	B2	3.276%	03/25/15	399	396,521
Community Health Systems, Inc.	Ba3	3.754%	01/25/17	499	486,044
Drumm Investors LLC	B1	4.023%	05/04/18	250	246,000
Emergency Medical Services	B1	3.274%	05/25/18	250	249,420
Grifols SA	Ba3	6.000%	11/23/16	500	503,854
HCR Healthcare LLC	Ba3	5.000%	04/06/18	500	492,620
IASIS Healthcare Corp.	Ba3	5.000%	05/03/18	250	250,187
PTS Acquisitions Corp.	Ba3	2.441%	04/10/14	150	145,838
Skilled Healthcare Group, Inc.	B1	5.250%	04/08/16	249	248,123

					3,018,607

Insurance — 0.9%
Asurion LLC	Ba3	5.500%	05/24/18	250	247,603

Media & Entertainment — 6.3%
Intelsat Jackson Holdings SA	B1	5.250%	04/02/18	500	502,847
Nielsen Finance LLC	Ba2	3.456%	05/01/16	499	497,319
SeaWorld Parks	Ba2	4.000%	02/17/16	241	242,315
Univision Communications, Inc.	B2	4.441%	03/29/17	500	482,812

					1,725,293

Media (Non-Cable) — 0.7%
Hubbard Radio LLC	Ba3	5.250%	04/28/17	200	201,250

Metals — 1.8%
Novelis, Inc.	BB-(c)	4.000%	03/10/17	499	500,776

Non-Captive Finance — 2.7%
International Lease Finance Corp.	Ba2	6.750%	03/17/15	250	250,580
Springleaf Financial Funding Co.	B2	5.500%	05/10/17	500	499,219

					749,799

Packaging — 5.6%
Bway Holding Co.	Ba3	4.500%	02/23/18	458	458,844
Bway Holding Co.	Ba3	4.503%	02/23/18	41	40,822
Exopack LLC	B1	6.500%	05/31/17	250	249,375
Pelican Products, Inc.(d)	B1	5.000%	03/07/17	299	299,250
Reynolds Group Holdings, Inc.	Ba3	4.250%	02/09/18	500	499,688

					1,547,979

Real Estate Investment Trusts — 1.6%
CB Richard Ellis Services, Inc.	Ba1	1.625%	09/04/19	200	198,750
CB Richard Ellis Services, Inc.	Ba1	3.454%	11/09/16	249	248,594

					447,344

Retailers — 1.8%
Nieman Marcus Group, Inc.	B2	4.750%	05/16/18	500	496,666

Technology — 11.3%
Avaya, Inc.	B1	4.766%	10/26/17	299	291,199
CDW LLC	B2	4.500%	07/15/17	500	498,125
Dealer Computer Services, Inc.	Ba2	3.750%	04/21/18	500	501,250
First Data Corp.	B1	4.307%	03/24/18	469	437,726
Freescale Semiconductor, Inc.	B1	4.461%	12/01/16	500	497,890
Interactive Data Corp.	Ba3	4.750%	02/09/18	300	300,748
Sensata Technologies, Inc.	Ba3	4.000%	05/12/18	350	350,510
Trizetto Group	B1	3.773%	05/02/18	250	249,438

					3,126,886

Telecommunications — 1.2%
MetroPCS Wireless, Inc.	Ba1	4.057%	03/19/18	250	248,854
Securus Technologies, Inc.	B1	5.250%	06/15/17	75	74,250

					323,104

Transportation — 1.8%
Hertz Corp.	Ba1	3.750%	03/12/18	500	490,833

TOTAL BANK LOANS (cost $23,695,762)					23,621,238

CORPORATE BONDS — 12.7%
Cable — 1.1%
Echostar DBS Corp., Gtd. Notes	Ba3	6.625%	10/01/14	100	106,500

Videotron Ltee (Canada), Gtd. Notes	Ba1	9.125%	04/15/18	175	195,562
					302,062
Capital Goods — 0.6%
Case New Holland, Inc., Gtd. Notes	Ba3	7.750%	09/01/13	150	163,125
Energy — Other — 0.8%
Forest Oil Corp., Gtd. Notes	B1	8.500%	02/15/14	200	221,500
Gaming — 1.2%
MGM Resorts International, Sr. Sec’d. Notes	Ba3	11.125%	11/15/17	200	232,000
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $110,875; purchased 05/18/11)(d)(e)	B1	11.375%	07/15/16	100	110,125
					342,125
Healthcare & Pharmaceutical — 0.4%
Apria Healthcare Group, Inc., Sr. Sec’d. Notes	Ba3	11.250%	11/01/14	100	105,625
Media & Entertainment — 3.8%
CW Media Holdings, Inc. (Canada), Gtd. Notes, PIK, 144A	Ba2	13.500%	08/15/15	380	416,037
Lamar Media Corp., Gtd. Notes	Ba3	9.750%	04/01/14	200	232,500
Nielsen Finance LLC / Nielsen Finance Co., Gtd. Notes	B2	11.625%	02/01/14	200	235,500
Rainbow National Services LLC, Gtd. Notes, 144A	B1	10.375%	09/01/14	150	155,625
					1,039,662
Metals — 0.7%
Steel Dynamics, Inc., Gtd. Notes	Ba2	6.750%	04/01/15	200	206,000
Non-Captive Finance — 1.0%
American General Finance Corp., Sr. Unsec’d. Notes, Ser. H, MTN	B3	5.375%	10/01/12	125	125,625
CIT Group, Inc., Sec’d. Notes	B2	7.000%	05/01/17	150	150,563
					276,188
Paper — 1.4%
Graphic Packaging International, Inc., Gtd. Notes	B3	9.500%	06/15/17	250	278,750
Verso Paper Holdings LLC / Verso Paper, Inc., Sr. Sec’d. Notes	Ba2	11.500%	07/01/14	100	108,500
					387,250
Technology — 1.7%
NXP BV /NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, Ser. EXcH(a)	B3	3.028%	10/15/13	300	298,500
SunGard Data Systems, Inc., Gtd. Notes	Caa1	10.625%	05/15/15	150	163,875
					462,375
TOTAL CORPORATE BONDS (cost $3,509,384)					3,505,912
TOTAL LONG-TERM INVESTMENTS (cost $27,205,146)					27,127,150
SHORT-TERM INVESTMENT — 8.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(f) (cost $2,438,702)				2,438,702	2,438,702
TOTAL INVESTMENTS — 107.0% (cost $29,643,848)(g)					29,565,852
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.0)%					(1,945,033)
NET ASSETS — 100.0%					$ 27,620,819

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN—Medium Term Note

PIK—Payment in Kind

†	The ratings reflected are as of May 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2011.
(b)	Rate shown reflects the effective yield at May 31, 2011. Rate will increase to 4.250% upon closing of loan trade.
(c)	Standard & Poor’s Rating.
(d)	Indicates a security that has been deemed illiquid.
(e)	Indicates a restricted security; the aggregate original cost of such securities is $110,875. The aggregate value of $110,125 is approximately 0.4% of net assets.
(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of May 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$29,652,016	$43,481	$(129,645)	$(86,164)

The difference between book basis and tax basis was primarily attributable to difference in the treatment of accreting market discount and premium amortization for book and tax purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$22,876,541	$744,697
Corporate Bonds	—	3,505,912	—
Affiliated Money Market Mutual Fund	2,438,702	—	—

Total	$2,438,702	$26,382,453	$744,697

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Bank Loans
Balance as of 03/30/11 (commencement of Fund)	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	7,222
Purchases	737,475
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 05/31/11	$744,697

*	Of which, $7,222 was included in Net Assets relating to securities held at the reporting period end.

Prudential Government Income Fund

Schedule of Investments

as of May 31, 2011 (Unaudited)

Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS 99.8%
Collateralized Mortgage Obligations 4.3%
$ 5,584	Federal Home Loan Mortgage Corp., Ser. 2002-2496, Class PM, 5.500%, 09/15/17	$ 6,099,353
2,217	Ser. 2002-2501, Class MC, 5.500%, 09/15/17	2,403,398
6,650	Ser. 2002-2513, Class HC, 5.000%, 10/15/17	7,316,608
5,500	Ser. 2002-2518, Class PV, 5.500%, 06/15/19	5,686,194
3,556	Federal National Mortgage Association, Ser. 2002-18, Class PC, 5.500%, 04/25/17	3,728,326
1,990	Ser. 2002-57, Class ND, 5.500%, 09/25/17	2,153,596
292	MLCC Mortgage Investors, Inc., Ser. 2003-E, Class A1, 0.504%, 10/25/28 FRN	266,069
969	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3, 2.580%, 02/25/34 FRN	899,418
		28,552,962
Commercial Mortgage-Backed Securities 12.0%
1,969	Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Class A2, 5.381%, 01/15/49	1,991,343
10,800	Bear Stearns Commercial Mortgage Securities, Ser. 2004-T16, Class A5, 4.600%, 02/13/46	11,179,974
4,000	Ser. 2005-PW10, Class A4, 5.405%, 12/11/40 FRN	4,410,478
3,300	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4, 4.832%, 04/15/37	3,537,496
3,100	CWCapital Cobalt Ltd., Ser. 2007-C3, Class A3, 5.816%, 05/15/46 FRN	3,321,377
4,400	Federal Home Loan Mortgage Corp., Ser. 2010-K005, Class A2, 4.317%, 11/25/19	4,584,253
6,400	Ser. 2010-K007, Class A2, 4.224%, 03/25/20	6,704,339
5,100	Ser. 2010-K009, Class A2, 3.808%, 08/25/20	5,159,147
6,600	Ser. 2011-K013, Class A2, 3.974%, 01/25/21 FRN	6,724,444

1,876	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2, 5.381%, 03/10/39	1,910,582
3,284	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2, 5.778%, 08/10/45 FRN	3,360,610
1,600	JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A3, 5.817%, 06/15/49 FRN	1,704,332
5,000	Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class ASB, 5.667%, 05/12/39 FRN	5,307,150
4,529	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-9, Class A2, 5.590%, 09/12/49	4,668,684
3,000	Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4, 5.332%, 12/15/43	3,268,781
3,000	NCUA Guaranteed Notes, Ser. 2010-C1, Class A2, 2.900%, 10/29/20	3,018,348
4,000	Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4, 5.737%, 05/15/43 FRN	4,448,824
4,212	Ser. 2006-C27, Class A2, 5.624%, 07/15/45	4,225,790
		79,525,952
Corporate Bonds 1.3%
800	Credit Suisse AG (Switzerland), Covered Notes, 144A, 2.600%, 05/27/16	803,041
2,960	Depfa ACS Bank (Ireland), Covered Notes, 144A, 5.125%, 03/16/37	2,079,169
5,280	DNB NOR Boligkreditt (Norway), Covered Notes, 144A, 2.900%, 03/29/16	5,390,241
		8,272,451
Mortgage-Backed Securities 48.8%
2,105	Federal Home Loan Mortgage Corp., 2.491%, 05/01/34 FRN	2,212,680
2,047	4.000%, 12/01/40	2,062,318
6,000(a)	4.000%, TBA 30 YR	6,035,628
6,000(a)	4.500%, TBA 30 YR	6,201,564
19,035	5.000%, 06/01/33 - 05/01/34	20,381,863
3,772	5.500%, 05/01/37 - 01/01/38	4,094,982
1,268	6.000%, 08/01/32 - 09/01/34	1,408,411
742	6.500%, 01/01/12 - 09/01/32	838,327
173	7.000%, 09/01/32	200,382
122	8.000%, 03/01/22 - 08/01/22	142,779
92	8.500%, 01/01/17 - 09/01/19	102,922
66	9.000%, 01/01/20	69,286
58	11.500%, 10/01/19	61,437

763	Federal National Mortgage Association, 2.291%, 04/01/34 FRN	796,019
6,174	2.471%, 07/01/33 FRN	6,437,730
1,465	2.518%, 04/01/34 FRN	1,539,913
1,750	2.555%, 06/01/34 FRN	1,843,150
1,974	3.500%, 06/01/39	1,911,526
7,500	3.500%, TBA 15 YR	7,623,045
7,000(a)	3.500%, TBA 15 YR	7,133,438
1,000(a)	4.000%, TBA 15 YR	1,038,750
9,000	4.000%, TBA 30 YR	9,063,279
629	4.500%, 01/01/20	673,106
2,500(a)	4.500%, TBA 15 YR	2,642,577
69,000(a)	4.500%, TBA 30 YR	71,673,750
15,500	4.500%, TBA 30 YR	16,043,711
15,152	5.000%, 07/01/18 - 05/01/36	16,285,269
24,000(a)	5.000%, TBA 30 YR	25,545,000
39,937	5.500%, 08/01/15 - 11/01/36	43,579,924
5,500(a)	5.500%, TBA 30 YR	5,946,017
15,182	6.000%, 11/01/14 - 05/01/36	16,783,368
10,515	6.500%, 10/01/11 - 10/01/37	11,916,159
3,868	7.000%, 07/01/11 - 02/01/36	4,408,470
43	7.500%, 10/01/11 - 10/01/26	45,123
5	8.500%, 06/01/17 - 03/01/25	4,720
82	9.000%, 04/01/25	97,095
26	9.500%, 01/01/25 - 02/01/25	31,193
	Government National Mortgage Association,
8,000 (a)	4.500%, TBA 30 YR	8,403,752
6,849	5.000%, 07/15/33 - 04/15/34	7,466,022
3,948	5.500%, 02/15/34 - 02/15/36	4,401,217
4,417	7.000%, 03/15/22 - 02/15/29	5,108,319
557	7.500%, 01/15/23 - 07/15/24	649,612
469	8.500%, 04/15/25	561,658
282	9.500%, 09/15/16 - 08/20/21	318,254
		323,783,745
Municipal Bond 0.2%
1,170	Utah St. Build America Bonds, Ser. D, GO, 4.554%, 07/01/24	1,245,325
Small Business Administration Agencies 1.4%
611	Small Business Administration Participation Certificates, Ser. 1995-20B, Class 1, 8.150%, 02/01/15	624,488
2,027	Ser. 1995-20L, Class 1, 6.450%, 12/01/15	2,165,009
2,211	Ser. 1996-20H, Class 1, 7.250%, 08/01/16	2,365,602
1,407	Ser. 1996-20K, Class 1, 6.950%, 11/01/16	1,503,062
453	Ser. 1997-20A, Class 1, 7.150%, 01/01/17	502,737
1,858	Ser. 1998-20I, Class 1, 6.000%, 09/01/18	2,030,308
		9,191,206

U.S. Government Agency Securities 4.2%
6,510	Ally Financial, Inc., FDIC Gtd. Notes, 1.750%, 10/30/12	6,638,814
1,310	Federal Home Loan Mortgage Corp., 5.125%, 11/17/17	1,517,474
2,220	Federal National Mortgage Association, 1.125%, 06/27/14	2,230,505
10,000(b)	Financing Corp. FICO STRIPS, Ser. 1P, 2.840%, 05/11/18	8,230,670
1,240	Tennessee Valley Authority, 5.250%, 09/15/39	1,354,447
1,080	5.500%, 06/15/38	1,216,999
6,345	Western Corporate Federal Credit Union, NCUA Gtd. Notes, 1.750%, 11/02/12	6,459,914
		27,648,823
U.S. Government Treasury Obligations 27.6%
14,575(c)	United States Treasury Bonds, 4.750%, 02/15/41	15,911,804
2,265(c)	5.250%, 11/15/28	2,670,576
10,660	7.500%, 11/15/16	13,818,025
7,420	7.500%, 11/15/24	10,619,875
2,475	United States Treasury Notes, 0.500%, 05/31/13	2,476,740
3,895(c)	0.625%, 04/30/13	3,908,983
720(d)	1.125%, 12/15/11	723,853
3,540	1.750%, 05/31/16	3,550,514
6,075(c)	2.000%, 04/30/16	6,175,116
9,850	2.625%, 02/29/16	10,327,114
14,910	3.125%, 08/31/13	15,773,155
3,745(c)	3.125%, 05/15/21	3,769,006
14,205(c)	3.625%, 02/15/21	14,938,560
14,000(e)	United States Treasury STRIPS, I/O, 3.750%, 05/15/23	8,973,608
12,000(e)	3.900%, 05/15/24	7,277,280
16,500(d)(e)	3.930%, 08/15/24	9,865,334
3,080(e)	3.930%, 11/15/24	1,815,521
9,500(e)	4.030%, 08/15/25	5,362,807
9,900(e)	4.170%, 02/15/22	6,810,398
5,530(e)	4.350%, 08/15/22	3,700,228
8,570(e)	4.440%, 11/15/22	5,651,932
7,300(c)(e)	4.780%, 11/15/23	4,550,952
12,000(e)	4.850%, 02/15/24	7,381,824
17,700(d)(e)	5.270%, 05/15/25	10,134,312
3,950(e)	5.650%, 08/15/26	2,110,149
9,570(c)(e)	5.860%, 05/15/27	4,909,735
		183,207,401
	TOTAL LONG-TERM INVESTMENTS (cost $633,415,410)	661,427,865

SHORT-TERM INVESTMENTS 28.0%

Shares
Affiliated Mutual Funds
12,384,619	Prudential Investment Portfolios 2 — Prudential Core Short- Term Bond Fund (cost $121,882,917)(f)	111,585,422
74,169,717	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $74,169,717; includes $31,163,455 of cash collateral received for securities on loan)(f)(g)	74,169,717
	TOTAL SHORT-TERM INVESTMENTS (cost $196,052,634)	185,755,139
	TOTAL INVESTMENTS 127.8% (cost $829,468,044)(h)	847,183,004
	LIABILITIES IN EXCESS OF OTHER ASSETS(i) (27.8%)	(184,110,966)
	NET ASSETS 100.0%	$663,072,038

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC—Federal Deposit Insurance Corp.

FICO—Financing Corp.

FRN—Floating Rate Note

GO—General Obligation

I/O—Interest Only

NCUA—National Credit Union Administration

STRIPS—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or partial principal amount of $129,000,000 represents to-be announced (“TBA”) securities acquired under mortgage dollar roll agreement.
(b)	Represents a zero coupon bond. Rate shown reflects the effective yield at May 31, 2011.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $30,564,500; cash collateral of $31,163,455 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2011.

(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$830,988,257	$28,381,350	$(12,186,603)	$16,194,747

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and difference in the treatment of accreting market discount and premium amortization for book and tax purposes as of the most recent fiscal year end.

(i)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at May 31, 2011:

Number of Contracts	Type	Expiration Date	Value at May 31, 2011	Value at Trade Date	Unrealized Appreciation/ (Depreciation)(a)
	Long Positions:
128	2 Year U.S. Treasury Notes	Sep. 2011	$28,056,000	$28,039,345	$16,655
1,455	5 Year U.S. Treasury Notes	Sep. 2011	173,349,610	172,551,222	798,388
3	U.S. Ultra Bonds	Jun. 2011	391,687	365,347	26,340
84	U.S. Ultra Bonds	Sep. 2011	10,841,250	10,735,262	105,988
	Short Positions:
800	10 Year U.S. Treasury Notes	Sep. 2011	98,087,500	97,148,656	(938,844)
829	U.S. Long Bonds	Sep. 2011	103,495,469	102,654,691	(840,778)
					$(832,251)

(a)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of May 31, 2011.

Interest rate swap agreements outstanding at May 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(c)
Citibank NA(a)	03/15/16	$7,065	2.555%	3 month LIBOR	$(269,081)	$—	$(269,081)
Citibank NA(a)	05/26/16	2,215	2.008%	3 month LIBOR	(10,902)		(10,902)
Citibank NA(b)	03/15/16	4,705	2.404%	3 month LIBOR	140,445	—	140,445
Citibank NA(b)	03/23/16	2,360	2.251%	3 month LIBOR	53,292	—	53,292
Citibank NA(b)	05/31/16	1,415	1.941%	3 month LIBOR	1,773	—	1,773
Citibank NA(b)	08/15/26	5,835	3.694%	3 month LIBOR	16,576	—	16,576
Citibank NA(b)	08/15/26	3,075	3.842%	3 month LIBOR	63,545	—	63,545
Citibank NA(b)	08/15/26	2,805	3.717%	3 month LIBOR	15,720	—	15,720
Morgan Stanley Capital Services(a)	02/16/16	9,020	2.555%	3 month LIBOR	(373,476)	—	(373,476)
Morgan Stanley Capital Services(b)	03/08/16	9,020	2.387%	3 month LIBOR	275,884	—	275,884
Morgan Stanley Capital Services(b)	05/26/41	5,600	4.740%	3 month LIBOR	38,066	—	38,066
					$(48,158)	$—	$(48,158)

LIBOR—London Interbank Offered Rate

(a)	The Fund pays the fixed rate and receives the floating rate.
(b)	The Fund pays the floating rate and receives the fixed rate.
(c)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of May 31, 2011.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Collateralized Mortgage Obligations	$—	$28,552,962	$—
Commercial Mortgage-Backed Securities	—	79,525,952	—
Corporate Bonds	—	8,272,451	—
Mortgage-Backed Securities	—	323,783,745	—
Municipal Bond	—	1,245,325	—
Small Business Administration Agencies	—	9,191,206	—
U.S. Government Agency Securities	—	27,648,823	—
U.S. Government Treasury Obligations	—	183,207,401	—
Affiliated Mutual Funds	185,755,139	—	—
Other Financial Instruments*
Futures Contracts	(832,251)	—	—
Interest Rate Swaps	—	(48,158)	—

Total	$184,922,888	$661,379,707	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Swaps are valued by “marking-to-market” the unrealized gains and losses daily.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in open end, non exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 14

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date July 20, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 20, 2011

*	Print the name and title of each signing officer under his or her signature.